Lease Commitments (Schedule of Maturities of Operating Lease Liabilities) (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 71,771,000
2021	51,625,000
2022	40,830,000
2023	36,245,000
2024	33,779,000
2025 and thereafter	260,925,000
Total	495,175,000
Less - Imputed interest	109,323,000
Operating lease liability	$ 385,852,000	$ 385,332,000